CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 13,415,843	S/ 15,127,999
Financial liabilities, at fair value	139,633,721	128,626,451
Payables from repurchase agreements and security lendings [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities, at fair value	S/ 13,934,677	S/ 15,359,922
Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Borrowings, interest rate	6.62%	7.60%
Financial liabilities	S/ 1,291,621	S/ 927,338
Financial liabilities, at fair value	S/ 1,292,272	S/ 927,865
Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Borrowings, interest rate	0.23%	0.34%
Financial liabilities	S/ 249,422	S/ 231,667
Financial liabilities, at fair value	S/ 249,422	S/ 233,108
Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate	0.00%	5.97%
Financial liabilities	S/ 0	S/ 133,494
Financial liabilities, at fair value	0	133,421
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	11,874,800	13,835,500
Financial liabilities, at fair value	12,392,983	14,065,528
Not later than three days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	258,107	294,934
Not later than three days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	63,267
Not later than three days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	249,186	231,667
Not later than three days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Not later than three days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	8,921	0
Later than three and not later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	1,339,567	997,565
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	1,291,621	864,071
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than three and not later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	133,494
Later than three and not later than thirty days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	47,946	0
Later than thirty days [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	11,818,169	13,835,500
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	236	0
Later than thirty days [Member] | Other instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than thirty days [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 11,817,933	S/ 13,835,500